CM Advisors Fixed Income Fund
Schedule of Investments
May 31, 2022 (Unaudited)

COMMON STOCKS - 7.3%	Shares	Value
Energy - 7.3%
Oil & Gas Services & Equipment - 7.3%
PHI Group, Inc.* (Cost $1,609,094)	149,912	$ 2,098,768

CORPORATE BONDS - 21.7%	Par Value	Value
Communications - 1.0%
Telecommunications - 1.0%
Qwest Corporation, 7.250%, due 09/15/25	$ 270,000	$ 285,235

Consumer Discretionary - 0.2%
Automotive - 0.2%
General Motors Corporation, 4.875%, due 10/02/23	50,000	50,956

Consumer Staples - 0.2%
Food, Beverage & Tobacco - 0.2%
Diageo Investment Corporation, 8.000%, due 09/15/22	70,000	71,178

Energy - 4.2%
Oil & Gas Producers - 4.2%
EQT Corporation, 6.624%, due 02/01/25	600,000	625,656
ONEOK, Inc., 2.750%, due 09/01/24	575,000	562,679
		1,188,335
Financials - 4.9%
Banking - 4.7%
Bank of America Corporation, 4.000%, due 01/22/25	100,000	100,718
JPMorgan Chase & Company, 1.100%, due 06/22/26	650,000	577,614
Wells Fargo & Company, 4.125%, due 08/15/23	650,000	660,703
		1,339,035
Specialty Finance - 0.2%
International Lease Finance Corporation, 5.875%, due 08/15/22	50,000	50,256

Health Care - 2.1%
Biotech & Pharma - 2.1%
AbbVie, Inc., 2.900%, due 11/06/22	600,000	601,201

Industrials - 4.4%
Industrial Support Services - 0.9%
United Rentals North America, Inc., 5.500%, due 05/15/27	250,000	255,054

Machinery - 3.5%
Eaton Corporation, 8.100%, due 08/15/22	1,000,000	1,012,975

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS - 21.7% (Continued)	Par Value	Value
Materials - 2.6%
Chemicals - 2.4%
Mosaic Company (The), 3.250%, due 11/15/22	$ 685,000	$ 686,976

Construction Materials - 0.2%
Carlisle Companies, Inc., 3.750%, due 11/15/22	50,000	50,153

Technology - 2.1%
Technology Hardware - 2.0%
Corning, Inc., 7.250%, due 08/15/36	500,000	557,818

Technology Services - 0.1%
Thomson Reuters Corporation, 4.300%, due 11/23/23	30,000	30,456

Total Corporate Bonds (Cost $6,153,854)		$ 6,179,628

U.S. TREASURY OBLIGATIONS - 59.0%	Par Value	Value
U.S. Treasury Inflation-Protected Notes - 2.0%
2.375%, due 01/15/25	$ 533,383	$ 579,470

U.S. Treasury Notes - 57.0%
0.125%, due 06/30/22	1,000,000	999,383
0.125%, due 07/31/22	1,000,000	998,543
0.125%, due 08/31/22	1,000,000	997,489
0.125%, due 09/30/22	1,000,000	995,938
0.125%, due 10/31/22	1,000,000	994,474
0.125%, due 11/30/22	1,000,000	992,852
0.125%, due 12/31/22	2,000,000	1,981,953
2.375%, due 01/31/23	1,000,000	1,003,906
1.500%, due 02/28/23	1,000,000	997,070
2.750%, due 11/15/23	6,250,000	6,288,818
		16,250,426

Total U.S. Treasury Obligations (Cost $16,781,113)		$ 16,829,896

MONEY MARKET FUNDS - 12.9%	Shares	Value
Allspring Treasury Plus Money Market Fund - Institutional Class, 0.594% (a) (Cost $3,666,347)	3,666,347	$ 3,666,347

Total Investments at Value - 100.9% (Cost $28,210,408)		$ 28,774,639

Liabilities in Excess of Other Assets - (0.9%)		(262,337)

Net Assets - 100.0%		$ 28,512,302

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of May 31, 2022.